Investment properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Investment properties, description	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,685.35 (corresponding to the year ended June 30, 2027) and arriving at ARS 2,649.31 in 2031. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 21.0% and stabilizes at 8.0% after 4 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,308.33 (corresponding to the year ended June 30, 2026) and arriving at ARS 2,477.27 in 2030. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 25.5% (corresponding to the year ended June 30, 2025) and stabilizes at 8.0% after 4 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,170.0 (corresponding to the year ended June 30, 2025) and arriving at ARS 3,024.05 in 2030. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 85.6% (corresponding to the year ended June 30, 2025) and stabilizes at 8.0% after 5 years
Cordoba Shopping [Member]
Statement [Line Items]
Advance rent received	$ 3,797	$ 3,921